Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities:
Loss for the period	$ (740,433)	$ (165,283)
Non-working capital adjustments:
Finance expense	1,006	1,380
Share-based compensation	2,566	85,432
Depreciation	3,395	9,822
Shares issued for services	41,875
Unrealized foreign exchange loss	76,562	92,766
Working capital adjustments:
Change in amount receivables	90,419	(29,487)
Change in trade payables and accrued liabilities	(58,691)	18,154
Change in deferred revenue	(200,907)	(9,269)
Change in prepaid expenses	174,961	31,250
Change in benefits to employees	(310)	(1,237)
Net cash provided by (used in) operating activities	(609,557)	33,528
Investing activities:
Purchase of property and equipment	(860)	(488,638)
Disposal of property and equipment		1,530
Investment in intangible assets	(107,434)	(90,978)
Net cash used in investing activities	(108,294)	(578,086)
Financing activities:
Proceeds from private placements		40,983
Proceeds (repayment of) from long term loan	(11,709)	(11,767)
Net cash provided by (used in) financing activities	(11,709)	29,216
Net Decrease in cash	(729,560)	(515,342)
Effect of foreign exchange rate changes	(34,071)	(90,145)
Cash at beginning of period	2,392,871	5,509,984
Cash at end of period	$ 1,629,240	$ 4,904,497